Allowance for doubtful accounts - Additional Information (Details) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
Additional information
Accounts receivable, allowance for doubtful accounts	¥ 25,435,692	¥ 26,102,138
Allowance for other receivables	11,443,605	11,480,597
Amounts due from related parties, allowance for doubtful accounts	69,880,157	¥ 107,453,024
Allowance for other non-current assets	¥ 644,447